Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Reverse Recapitalization, Changes in Units
The following table summarizes the changes to AON LLC’s Class A, Class A-1, and Class B Units for the years ended December 31, 2023, 2022, and 2021.

in thousands, except for share and per share amounts	Year ended December 31,
	2023	2022	2021
Class A Units, value
Beginning of Period	$7,725	$7,725	$7,725
Issuance of Units	—	—	—
Impact of the Reverse Recapitalization	(7,725)	—	—
End of Period	$—	$7,725	$7,725

Class A Units, units
Beginning of Period	19,495,376	19,495,376	19,495,376
Issuance of Units	—	—	—
Impact of the Reverse Recapitalization	(19,495,376)	—	—
End of Period	—	19,495,376	19,495,376
in thousands, except for share and per share amounts	Year ended December 31,
	2023	2022	2021
Class A-1 Units, value
Beginning of Period	$28,500	$28,500	$28,500
Issuance of Units	9,725	—	—
Impact of the Reverse Recapitalization	(38,225)	—	—
End of Period	$—	$28,500	$28,500

Class A-1 Units, units
Beginning of Period	1,842,520	1,842,520	1,842,520
Issuance of Units	1,157,725	—	—
Impact of the Reverse Recapitalization	(3,000,245)	—	—
End of Period	—	1,842,520	1,842,520

in thousands, except for share and per share amounts	Year ended December 31,
	2023	2022	2021
Class B Units, value
Beginning of Period	$80	$80	$60
Equity based compensation	10	—	—
Impact of the Reverse Recapitalization	(90)	—	20
End of Period	$—	$80	$80

Class B Units, units
Beginning of Period	4,703,628	4,703,628	3,218,336
Units Vested	910,548	—	1,485,292
Impact of the Reverse Recapitalization	(5,614,176)	—	—
End of Period	—	4,703,628	4,703,628